29. RELATED PARTIES	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTIES
29.	RELATED PARTIES

In the normal course of business, rights and obligations arise between related parties, resulting from transactions of sale and purchase of products, as well as from financial operations.

The Company holds a Related Parties Transactions Policy, which was reviewed and approved by the Board of Directors and applies to all subsidiaries of the group.

The policy mentioned above provides the conditions that must be observed for the realization of a transaction between related parties, as well as establishes approval hierarchies according to the value and nature of the transactions involved. The policy also foresees situations of conflict of interests and how they must be conducted.

29.1.	Loans

The subsidiaries of the Company enter into loan agreements pursuant its cash management strategy. As of December 31, 2020, the balance of these transactions was R$2,116,463 (R$1,808,320 as of December 31, 2019) with a weighted average rate of 3.01% p.a. (4.43% p.a. as of December 31, 2019).

29.2.	Other Related Parties

The Company has made contributions related to the post-employment benefit plans of its employees to BRF Previdência, which holds these plans (note 19). Additionally, the Company leased properties owned by BRF Previdência, and for the year ended on December 31, 2020, the total amount of lease payments was R$19,528 (R$18,200 for the year ended on December 31, 2019).

The Company maintains other transactions with related parties resulting from guarantees, transferences and donations to related associations and institutes, as well as leasing and other commercial transactions with related people and entities. Such transactions are compliant with the Related Party Transactions Policy and are not relevant, individually or in aggregate.

29.3.	Management remuneration

The total remuneration and benefits expense with board members, statutory directors and the head of internal audit are set forth below:

	12.31.20	12.31.19	12.31.18
Salary and profit sharing	67,814	59,589	40,082
Short term benefits (1)	2,777	257	47
Private pension	1,323	893	564
Post-employment benefits	-	125	132
Termination benefits	8,417	16,275	10,070
Share-based payment	17,397	12,052	5,621
	97,728	89,191	56,516

(1)	Comprises: medical assistance, educational expenses and others.

In addition, the executive officers (non-statutory) received among remuneration and benefits the total amount of R$20,319 for the year ended on December 31, 2020 (R$30,375 in the same period of the previous year).